Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost, net of employee contributions	110	141
Interest cost	312	278
Expected return on plan assets, net of expenses	(369)	(309)
Actuarial loss amortization	103	175
Prior service cost amortization	2	2
Net periodic benefit costs	158	287
Charged to results of operations	81	72
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Interest cost	73	63
Actuarial loss amortization	18	27
Prior service cost amortization	2	3
Net periodic benefit costs	134	133
Charged to results of operations	62	58
Current service cost, net of employee contributions	41	40